Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 9.- Derivative financial instruments

The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2018 and 2017 are as follows:

	Balance as of December 31, 2018		Balance as of December 31, 2017
	Assets	Liabilities	Assets	Liabilities
Derivatives - cash flow hedge	11,571	279,152	8,230	329,731

The derivatives are primarily interest rate cash-flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements.

Additionally, the Company owns currency options with leading international financial institutions, which guarantee minimum Euro-U.S. dollar exchange rates. The strategy of the Company is to hedge the exchange rate for the distributions from its Spanish assets after deducting euro-denominated interest payments and euro-denominated general and administrative expenses. Through currency options, the strategy of the Company is to hedge 100% of its euro-denominated net exposure for the next 12 months and 75% of its euro denominated net exposure for the following 12 months, on a rolling basis.

As stated in Note 3 to these consolidated financial statements, the general policy is to hedge variable interest rates of financing agreements purchasing call options (caps) in exchange of a premium to fix the maximum interest rate cost and contracting floating to fixed interest rate swaps.

As a result, the notional amounts hedged, strikes contracted and maturities, depending on the characteristics of the debt on which the interest rate risk is being hedged, can be diverse:

·	Project debt in Euros: the Company hedges between 81% and 100% of the notional amount, maturities until 2030 and average guaranteed interest rates of between 0.60% and 4.87%.

·	Project debt in U.S. dollars: the Company hedges between 70% and 100% of the notional amount, including maturities until 2034 and average guaranteed interest rates of between 2.32% and 5.27%.

The table below shows a breakdown of the maturities of notional amounts of derivatives designated as cash flow hedges as of December 31, 2018 and 2017.

Notionals	Balance as of December 31, 2018		Balance as of December 31, 2017
	Cap	Swap	Cap	Swap
Up to 1 year	42,846	93,440	42,324	139,939
Between 1 and 2 years	45,603	119,568	45,422	94,285
Between 2 and 3 years	48,774	234,572	48,215	103,536
Subsequent years	535,774	1,858,061	620,378	1,893,850
Total	$672,997	$2,305,641	$756,339	$2,231,611

The table below shows a breakdown of the maturity of the fair values of derivatives designated as cash flow hedges as of December 31, 2018 and 2017. The net position of the fair value of caps and swaps for each year end reconciles with the net position of derivative assets and derivative liabilities in the consolidated statement of financial position:

Fair value	Balance as of December 31, 2018		Balance as of December 31, 2017
	Cap	Swap	Cap	Swap
Up to 1 year	493	(11,848)	347	(13,224)
Between 1 and 2 years	2,172	(13,231)	978	(14,378)
Between 2 and 3 years	562	(15,151)	396	(15,923)
Subsequent years	8,344	(238,922)	6,509	(286,206)
Total	$11,571	(279,152)	$8,230	(329,731)

During 2018, fair value of derivatives increased mainly due to an increase in the fair value of interest rate cash-flow hedges resulting from the increase in future interest rates.

The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated income statement in 2018 is a loss of $67,519 thousand (loss of $70,953 thousand in 2017 and a loss of $72,774 thousand in 2016). Additionally, the net amount of the time value component of the cash flow derivatives fair value recognized in the consolidated income statement for the year 2018, 2017 and 2016 has been a loss of $560 thousand, a loss of $860 thousand and a gain of $1,694 thousand respectively.

The after-tax result accumulated in equity in connection with derivatives designated as cash flow hedges at the years ended December 31, 2018 and 2017, amount to a $95,011 thousand gain and a $80,968 thousand gain respectively.